Quarterly Financial Information (Details) - Schedule of quarterly financial information - USD ($)	2 Months Ended		3 Months Ended																11 Months Ended		12 Months Ended
	Mar. 31, 2019		Mar. 31, 2021		Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2020		Dec. 31, 2019		Aug. 13, 2019
Schedule of quarterly financial information [Abstract]
Formation costs and other operating expenses	$ 5,000				$ 1,080,155		$ 148,871		$ 153,264		$ 238,549		$ 200,824		$ 147,173		$ 26,355
Loss from operations	(5,000)				(1,080,155)		(148,871)		(153,264)		(238,549)		(200,824)		(147,173)		(26,355)
Other Income:
Interest income					8,812		8,812		87,114		2,017,548		1,593,683		867,168
Change in fair value of warrant liability		[1]			(62,099,708)	[2]	2,826,228	[2]	(19,520,931)	[2]	5,000,031	[2]	3,494,207	[1]	(1,955,798)	[1]		[1]
Net (loss) income	$ (5,000)				$ (63,171,051)		$ 2,686,169		$ (19,587,081)		$ 6,779,030		$ 4,887,066		$ (1,235,803)		$ (26,355)
Weighted average shares outstanding, basic and diluted (in Shares)	6,382,980	[3]	8,625,000	[4]	8,625,000	[3]	8,625,000	[3]	8,625,000	[3]	8,625,000	[3],[4]	8,625,000	[3]	8,625,000	[3]	6,382,980	[3]	8,437,500	[5]	8,625,000	[5]	8,437,500
Basic and diluted net (loss) income per ordinary share (in Dollars per share)					$ (7.33)		$ 0.31		$ (2.28)		$ 0.55		$ 0.38		$ (0.24)
Current assets
Cash and cash equivalents					$ 133,697		$ 217,982		$ 272,257		$ 304,208		$ 497,549		$ 944,979				$ 497,549		$ 133,697		$ 497,549		$ 1,036,349
Prepaid expenses			$ 93,063		59,330		341,445		370,443		403,712		431,294		168,309				431,294		59,330		431,294		179,900
Total current assets					193,027		559,427		642,700		707,920		928,843		1,113,288				928,843		193,027		928,843		1,216,249
Cash and marketable securities held in Trust Account					349,583,138		349,574,326		349,565,514		349,478,401		347,460,852		345,867,168				347,460,852		349,583,138		347,460,852		345,000,000
Deferred offering costs
Total assets					349,776,165		350,133,753		350,208,214		350,186,321		348,389,695		346,980,456				348,389,695		349,776,165		348,389,695		346,216,249
Current Liabilities
Accounts payable and accrued expenses					626,752		12,998		147,400		59,356		41,731		25,353				41,731		626,752		41,731		0
Promissory note payable
Warrant liability			57,614,968		97,181,794	[6]	35,082,086	[6]	37,908,314	[6]	18,387,385	[6]	23,387,415	[7]	26,881,621	[7]			23,387,415	[7]	97,181,794	[6]	23,387,415	[7]	26,425,984	[7]
Promissory note payable – related party					300,000		200,000														300,000
Total current liabilities					98,108,546		35,295,084		38,055,714		18,446,741		23,429,146		26,906,974				23,429,146		98,108,546		23,429,146		26,425,984
Deferred underwriting fee payable			12,075,000		12,075,000		12,075,000		12,075,000		12,075,000		12,075,000		12,075,000				12,075,000		12,075,000		12,075,000		12,075,000
Total Liabilities					110,183,546		47,370,084		50,130,714		30,521,741		35,504,146		38,981,974				35,504,146		110,183,546		35,504,146		38,500,984
Ordinary shares subject to possible redemption					349,583,138	[8]	349,574,326	[8]	349,565,514	[8]	349,478,401	[8]	347,460,852	[9]	345,867,168	[9]			347,460,852	[9]	349,583,138	[8]	347,460,852	[9]	345,000,000	[9]
Shareholders’ Equity (Deficit)
Preferred shares, $0.0001 par value; 1,000,000 shares
Class A ordinary shares, $0.0001 par value						[10]		[10]		[10]		[10]		[10]		[10]				[10]		[10]		[10]		[10]
Class B ordinary shares, $0.0001 par value			863		863		863		863		863		863		863				863		863		863		863
Additional paid in capital						[11]		[11]		[11]		[11]		[12]		[12]				[12]		[11]		[12]		[12]
(Accumulated Deficit)			$ (71,492,479)		(109,991,382)	[13]	(46,811,520)	[13]	(49,488,877)	[13]	(29,814,684)	[13]	(34,576,166)	[13]	(37,869,549)	[13]			(34,576,166)	[13]	(109,991,382)	[13]	(34,576,166)	[13]	(37,285,598)	[13]
Total Shareholders’ Equity (Deficit)					(109,990,519)		(46,810,657)		(49,488,014)		(29,813,821)		(34,575,303)		(37,868,686)				(34,575,303)		(109,990,519)		(34,575,303)		(37,284,735)
Total liabilities and stockholders’ equity					$ 349,776,165		$ 350,133,753		$ 350,208,214		$ 350,186,321		$ 348,389,695		$ 346,980,456				$ 348,389,695		$ 349,776,165		$ 348,389,695		$ 346,216,249

[1]	As restated amount includes change in fair value of warrant liability of $3,494207 and ($1,955,798) in Quarters 4 and 3, respectively.
[2]	As restated amount includes change in fair value of warrant liability of $3,494207 and ($1,955,798) in Quarters 4 and 3, respectively.
[3]	Excludes an aggregate of up to 34,500,000 shares subject to redemption at December 31, 2020.
[4]	Excludes an aggregate of up to 34,500,000,shares subject to redemption at March 31, 2021 and 2020, respectively (See Note 8).
[5]	excludes an aggregate of up to 34,500,000 and 34,500,000 shares subject to redemption at December 31, 2020 and 2019, respectively (See Note 7).
[6]	As restated amount includes an additional $97,181,794, 35,082,086, $37,908,314, and 18,387,385 for the 4th, 3rd, 2nd and 1st quarters, respectively.
[7]	As restated amount includes an additional $97,181,794, 35,082,086, $37,908,314, and 18,387,385 for the 4th, 3rd, 2nd and 1st quarters, respectively.
[8]	As restate amount includes an increase of $17,808,732, $16,728,581, $16,579,701 and $16,426,469 for the 4th, 3rd, 2nd and 1st quarters, respectively.
[9]	As restate amount includes an increase of $17,808,732, $16,728,581, $16,579,701 and $16,426,469 for the 4th, 3rd, 2nd and 1st quarters, respectively.
[10]	As restated amount includes a decrease of 160, 162 and 159 or the 4th and 3rd quarters and on August 13, 2019.
[11]	As restated amount includes a decrease of $2,917,479, 4,310,339 and $5,049,201 or the 4th and 3rd quarters and on August 13, 2019.
[12]	As restated amount includes a decrease of $2,917,479, 4,310,339 and $5,049,201 or the 4th and 3rd quarters and on August 13, 2019.
[13]	As restated amount includes a decrease of $36,657,666, $38,558,188 and $37,235,353 for the 4th and 3rd quarters and on August 13, 2019.